Earnings per share (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Profit or loss [abstract]
Profit (loss), attributable to ordinary equity holders of parent entity	₨ 42,850	₨ 56,544	₨ 55,684
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amounts	1,983,310	941,080	1,227,725